General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses
Schedule of General and administrative expenses

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Insurance	3,221,512	4,927,856	498,971
Staff costs (Note 25)	2,825,482	21,965,013	50,499,496
Professional fees	1,622,852	14,351,382	8,775,977
Technology costs	1,118,557	8,952,793	3,783,868
Outsourced employees	378,028	4,627,024	—
Depreciation of property and equipment (Note 5)	276,022	170,754	110,027
Other expenses	253,693	2,134,884	992,055
Depreciation of right-of-use assets (Note 20.1)	215,302	848,618	411,373
Rent expense	145,760	162,448	518,252
Travel and accommodation	63,453	1,398,698	1,297,156
Utilities	46,476	252,434	98,820
Amortization of intangible assets (Note 6)	32,375	166,693	15,963
Entertainment	19,748	81,283	171,493
Customer experience costs	7,301	2,878,557	1,856,056
	10,226,561	62,918,437	69,029,507